Current and long-term debt - Convertible senior notes due 2022 (Details)										1 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 03, 2021 $ / shares	Sep. 09, 2021 $ / shares	May 21, 2021 $ / shares	Mar. 02, 2021 $ / shares	Mar. 01, 2021	Nov. 23, 2020 $ / shares	Sep. 09, 2020 $ / shares	Jun. 01, 2020 $ / shares	Mar. 02, 2020 $ / shares	Jun. 30, 2021 USD ($)	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018 tradingDay businessDay	Sep. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) tradingDay	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Jul. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings															$ 2,541,678,000	$ 2,415,326,000
Repurchase / repayment of Convertible Notes															0	(46,737,000)	$ (145,000,000)
Gain (loss) on exchange of convertible notes															(5,504,000)	1,013,000	0
Interest expense on borrowings															115,983,000	132,423,000	162,738,000
Non-cash accretion															13,265,000	8,413,000	$ 11,375,000
Convertible Senior Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued											$ 188,500,000								$ 15,000,000
Borrowings interest rate											3.00%
Convertible Senior Notes Due 2019 | At Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate											8.25%								8.25%
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued										$ 19,400,000	$ 188,500,000		$ 52,300,000	$ 19,400,000				$ 62,100,000	$ 15,000,000
Borrowings interest rate											3.00%
Initial conversion price (in USD per share) | $ / shares											$ 40.00
Dividends per share (in USD per share) | $ / shares	$ 0.10	$ 0.10	$ 0.10	$ 0.10		$ 0.10	$ 0.10	$ 0.10	$ 0.10
Convertible conversion rate	0.0271571	0.0269419	0.0267879	0.0266617		0.0264810	0.0262463	0.0260200	0.0258763		0.025
Borrowings											$ 154,300,000								12,200,000
Carrying amount of equity component											34,200,000								$ 2,800,000
Repurchase of notes, face amount													52,300,000
Average price per note													894.12
Principal amount											$ 1,000		1,000
Repurchase / repayment of Convertible Notes													46,700,000
Reduction of liability - convertible note													47,700,000
Gain (loss) on repurchase of convertible notes													$ 1,000,000
Gain (loss) on exchange of convertible notes										5,500,000
Interest expense on borrowings															2,800,000	5,500,000
Non-cash accretion															4,700,000	$ 8,400,000
Convertible Notes Due 2022 | Additional paid-in capital
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through write-off of equity portion of convertible notes, equity										1,500,000
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued										$ 19,400,000				$ 19,400,000				$ 62,100,000
Borrowings interest rate										3.00%				3.00%				3.00%
Initial conversion price (in USD per share) | $ / shares																		$ 37.507
Convertible conversion rate	0.0271571	0.0269419	0.0267879	0.0266617	0.0266617									0.0266617
Carrying amount of equity component										$ 2,400,000				$ 2,400,000				$ 5,300,000
Principal amount																		$ 1,000
Interest expense on borrowings															4,100,000
Non-cash accretion															$ 8,600,000
Convertible Notes Due 2025 | At Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate																		8.25%
Borrowings, Redemption, Period One | Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days | tradingDay												15
Threshold consecutive trading days | tradingDay												25
Common stock closing price as percentage of conversion price minimum												130.00%
Repurchased face amount percentage											100.00%
Borrowings, Redemption, Period One | Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days | tradingDay														20
Borrowings, Redemption, Period Two | Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days | tradingDay												5
Common stock closing price as percentage of conversion price minimum												98.00%
Threshold trading days | businessDay												5
Borrowings, Redemption, Period Two | Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days | tradingDay														30